Cover	Feb. 21, 2025
Cover [Abstract]
Entity Registrant Name	TRANSUITE.ORG INC.
Entity Central Index Key	0001758699
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Feb. 21, 2025
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity File Number	000-56476
Entity Tax Identification Number	30-1129581
Entity Address Address Line 1	732 S 6th St # 4304
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89101
City Area Code	775
Local Phone Number	295-4295
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false